Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index Income Fund	May 30, 2024
Fidelity Freedom Index Income Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.32%
Past 5 years	3.55%
Since Inception	3.03%	[1]
Fidelity Freedom Index Income Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.11%
Past 5 years	2.33%
Since Inception	1.98%	[1]
Fidelity Freedom Index Income Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.97%
Past 5 years	2.35%
Since Inception	1.98%	[1]
Fidelity Freedom Index Income Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.43%
Since Inception	1.35%	[2]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
F1898
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Since Inception	3.14%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .